Related Party Transactions (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Related Party Transactions
Amounts charged to unconsolidated joint ventures	$ 125,306,000	$ 118,905,000	$ 120,866,000
Amounts charged to properties owned by related parties	4,353,000	4,308,000	4,522,000
Interest income from SPG-FCM and Mills loans, net of inter-entity eliminations	9,800,000	9,900,000	9,300,000
Financing fee income from SPG-FCM and Mills loans, net of inter-entity eliminations	$ 1,000,000	$ 900,000	$ 3,700,000